As filed with the Securities and Exchange Commission on May 12, 2000

                                           Registration Nos. 811-08791/333-53683

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.              [ ]

                       Post-Effective Amendment No.               [5]

                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 9 [ X ]
                        (Check appropriate box or boxes)

                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

         256 Raceway Drive, Suite 11, Mooresville, North Carolina 28117
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (202) 778-9079

                               Donald Smith, Esq.
                             Kirkpatrick & Lockhart
          1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800

                            William P. Kovacs, Esq.
                        Conseco Capital Management, Inc.
              11815 N. Pennsylvania Street, Carmel, Indiana 46032
                    (Name and Address of Agent for Service)



Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):
        ___X__  immediately upon filing pursuant to Rule 485 (b)
        ______  on May 5, 2000 pursuant to Rule 485 (b)
        ______  60 days after filing pursuant to Rule 485 (a)(i)
        ______  on [date] pursuant to Rule 485 (a)(i)
        ______  75 days after filing pursuant to Rule 485 (a) (ii)
        ______  on [date] pursuant to Rule 485 (a)(ii)

                   CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

* Cover Sheet

Contents of Registration Statement:

* Part A -  Prospectus

* Part B -  Statement of Additional Information

* Part C -  Other Information

            Signature Pages

            Exhibits

                                     PART A

                       CONSECO STOCKCAR STOCKS INDEX FUND
                    Investing in the companies that support
                          America's #1 spectator sport


                              Advisor Class Shares
                                   Prospectus
                                  May 12, 2000


                        CONSECO CAPITAL MANAGEMENT, INC.
                               Investment Adviser


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
PACE LAP: THE RISK/RETURN SUMMARY
* Victory Lane
  - The Conseco StockCar Stocks Index Fund's Investment Objectives
* The Groove
   - The Fund's Investment Strategy
* Red and Yellow Flags
   - The Risks of Investing in the Fund
   - Is the Fund Right for You?
   - Fund Performance
   - About Fund Share Classes
   - Fees and Expenses

GARAGE PASS: INSIDE THE CONSECO STOCKCAR STOCKS INDEX FUND
* Green Flag
   - How the Fund Operates
* Going Flat Out
   - How the Fund Invests
   - That Other 5%
* The Engine
   - Index Investing
   - The Conseco StockCar Stocks Index

CONSECO STOCKCAR STOCKS INDEX FUND TEAM: MANAGEMENT OF THE FUND
* The Driver
   - The Fund's Investment Adviser
* The Crew
   - The Fund's Administrator

A FINAL CHECK: IMPORTANT FUND DETAILS
* The Fund's Place in the Race
   - Calculating the Daily Share Price
* The Purse
   - How the Fund Pays Out Dividends and Distributions
   - Taxes on Your Fund Investment
* Track Record
   - Financial Highlights

IN THE DRIVER'S SEAT
* Managing Your Fund Shares

                       CONSECO STOCKCAR STOCKS INDEX FUND

We invest in the companies that support NASCAR's Winston Cup Racing Series and the teams that race for it.

                       PACE LAP: THE RISK/RETURN SUMMARY

VICTORY LANE
THE CONSECO STOCKCAR STOCKS INDEX FUND'S INVESTMENT OBJECTIVES


The Fund seeks GROWTH OF CAPITAL and current income by investing in the companies of the CONSECO STOCKCAR STOCKS INDEX. The Fund aims to increase the value of your investment in two ways: through an increase in the price of the stocks the Fund invests in (that is known as GROWTH OF CAPITAl) and passing along the dividends paid by the companies that the Fund invests in (that is CURRENT INCOME).


THE GROOVE
THE FUND'S INVESTMENT STRATEGY

The Fund invests in the companies of the Conseco StockCar Stocks Index (the "Index"). *The Index consists of 54 companies that support NASCAR's Winston Cup Racing Series. The companies in the Index either sponsor NASCAR Winston Cup racing teams or races, or they earn money from NASCAR Winston Cup events.

Sidebar A Look Under the Hood


The Conseco StockCar Stocks Index is a price-sensitive, equal-weighted stock Index. The Fund invests based on the Index. On January 1, 2000, there were 54 companies in the Index. EQUAL-WEIGHTED means than on January 1st of each year each company is the same percentage of the Index. So, in January, the Fund invested 1/54 - a little more than 1.85% - of its money in each company. The Index is also PRICE-SENSITIVE. This means that the actual percentage of each company in the Index will change during the year because stock prices go up and down. A better performing stock will grow to be a higher percentage of the Index during the year and an underperfroming stock will be a smaller percentage. The Fund buys and sells stock in accordance with the current Index for the trading day.

----------------
* To own all the stocks in the Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of September 30, 1999, it had $4.9 million.) Until the Fund reaches that investment level, we may buy a selection of stocks -- and other securities -- chosen to track the Index as closely as possible. During this startup investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

  Please note that the discussion of investment strategies and risks in this prospectus applies to the Fund's mature phase when it has $25 million or more invested

During the year, new companies that belong in the Index are added at the end of each calendar quarter. At the end of the year, companies that no longer belong in the Index are removed and the Fund sells the stock of such companies. Then the Index and the Fund are rebalanced and the process starts over again.


RED AND YELLOW FLAGS
THE RISKS OF INVESTING IN THE FUND
Your Basic Red Flag

Like stock cars themselves, the Fund holds the potential for superior performance. But the Fund makes no guarantees. Investing in it is not exactly a spin around the block. It's more like driving on a speedway. Follow the rules of the road in the neighborhood and you should get by. Play by the rules on the speedway and you still might crash. You could lose part or even all of the money you invest in the Fund, just as you can with any mutual fund.

Yellow Flags: Possible Causes of Loss in Your Fund

The prices of the stocks that the Fund invests in may fall. The price of a company's stock may fall because of problems at the company. A price decline may also have little or no basis in fact - the price may fall just because investors suspect the company may have problems.

Then again, declining stock prices may have nothing to do with events at a particular company, but may result from changing stock-market or economic conditions, actions on the part of the U.S. government or other governments around the world, or from a simple lack of investor confidence. In the past, stocks and the stock market have recovered, but some of these slumps have lasted for months and even years.

Stock prices for small- and medium-size companies tend to fluctuate more than stock prices for large companies. Less than TK% of the stocks in the Index are stocks of small- and medium-size companies. Stocks in such companies have often suffered more in stock-market slumps than large-company stocks. They usually don't have as many resources as large companies to tide them over through hard times. What's more, investors are usually less willing to put their money into small- and medium-size company stocks. That may mean a small company's stock price may fall relatively farther than a large company's stock price before sellers can find investors willing to buy.

We invest in the stocks in the Index. We do not research the outlook for the companies we invest in, and we do not avoid stocks that we think won't do well. In investing, as in stock-car racing, points you've earned at the end of the race matter more than your standing at the end of any lap. That's the philosophy behind index investing. It makes for a simple race plan: We invest in the companies listed in the Index and we stay invested in them.

That describes what index investing does. And it means there's one thing it doesn't do: An index fund doesn't do research that will help predict which stocks will break away from the pack or which will lag behind. Over the long haul, indexers believe that the simplicity and consistency of their approach - investing in a group of companies and sticking with them - will pay off. But that means an index fund makes no effort to avoid stocks that may trail the field.

The companies that make up the Index may change, which could affect the Fund's performance. The NASCAR Winston Cup's sponsors and supporters may change from year to year. These changes usually result from everyday business decisions. A company's marketing campaign to NASCAR fans may have run its course, for example. Changes like that can mean that well-established companies with strong track records are leaving the Index - and companies without such strong records are replacing them. (Of course, it could also mean just the opposite: that stronger companies are replacing the companies leaving the Index.) In either case, according to our investment policy, the Fund would have to invest in the new companies in the next calendar quarter and sell its stock in the companies that leave the Index at the end of the calendar year. That could slow Fund performance.

A related risk is that the popularity of the NASCAR Winston Cup Series, or the teams that race in it, may decline among fans and sponsors. If that happens, fewer companies or weaker companies might be listed in the Index.

The Fund runs a greater risk of loss than a fund that invests in a wider range of stocks. A rule of investing says that the more widely you spread your investments, the less likely one bad investment will damage you. If you divide your investments equally between two companies and one goes out of business, you lose half your money. If you divide your investments equally among 100 companies and one goes out of business, you lose only 1%.

By the same token, if you invest equally in two stocks and one doubles in price, it increases the total value of your investment by 50%. If you invest equally in 100 stocks and one doubles in price, it would increase the total value by 1%. The rules apply, of course, whether you invest $1,000 or $1 million. While the stocks that make up the Index represent many industries, the Fund can invest only in those stocks listed in the Index. Therefore, it has a higher risk of loss than a mutual fund that can spread its investments, and its risks, more widely.

IS THE FUND RIGHT FOR YOU?

You should consider investing in the Fund if you are looking to increase the value of your investment over the long term. That last part is important. Over longer periods - five years or more - stocks have usually done better than other financial investments, like bonds. But stock prices change from day to day, much more so than bonds, and sometimes by quite a lot. That fact has two consequences:

* The value of an investment in the Fund, which itself invests almost totally in stocks, will fall and rise in price more than an investment that is less concentrated in stocks.

* Because that daily price variation is constant and the superior performance of stocks builds up slowly, your risk of loss is greater if you invest in the Fund for just a short time.

Keep in mind, too, that the Fund has not been in business long, so no information exists on how the Fund has performed over a wide range of stock-market conditions.

FUND PERFORMANCE


The bar chart below shows the total return on Direct Class shares of the Fund in its first calendar year. Because the Advisor Class shares have not completed a full calendar year, Direct Class share performance is presented here. Direct shares are not offered in this prospectus. Advisor Class shares should have substantially similar returns, however, because they make the same investments as Direct Class shares and have the same total expenses.

                               1999 Total Return
                              Direct Class Shares
                              -------------------
                                      1.10%
                                      1999

The Fund's return from January 1, 2000 to March 31, 2000 was -5.34%. The Fund's best quarterly return, 4.73%, came in 2ND quarter (2Q99). Its worst quarterly return, -8.42%, came in 3RD quarter (3Q99).

The table below shows how the Fund's returns have measured up to the returns of the S&P 500 Index. It gives you an idea of how the Fund's performance has varied compared to a widely used stock-market benchmark.

Sidebar A Look Under the Hood

The S&P 500 Index is a widely used benchmark of U.S. stock market performance. The stocks in the S&P 500 represent companies from every segment of American industry. Standard & Poor's, the company that created and maintains the S&P 500 Index, has chosen the companies because of their importance to the economy and because their stocks are owned by a large number of investors and change hands frequently.

AVERAGE ANNUAL TOTAL RETURN*
(as of December 31, 1999)

                                                       SINCE INCEPTION
                                             1 YEAR    OCTOBER 1, 1998
                                             ------    ---------------
Direct Class shares                           1.10%         16.70%
S&P 500 Index                                21.04%         51.93%
Conseco StockCar
 Stocks Index                                -0.22%         15.51%

* Advisor Class shares carry a 4% maximum sales load that is not reflected in the Direct Class shares' average annual total return. If the Advisor Class shares' average annual total return reflected this sales load, it would be lower.


As you review the Fund's performance, please keep in mind that its past performance does not necessarily indicate how it will perform in the future.

ABOUT FUND SHARE CLASSES

The Fund offers two classes of shares: Advisor Class shares and Direct Class shares, available through a separate prospectus. Direct shares come without up-front or deferred sales charges and without professional investment advice. Advisor Class shares carry an up-front sales charge, which covers the cost of professional investment advice. You pay the sales charge when you buy the shares. You can buy Advisor Class shares from your registered financial professional.

For complete details, check "In the Driver's Seat: Managing Your Fund Shares."

Fees and Expenses

The tables below describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Advisor Class Shareholder Fees (fees paid directly from your investment)

                           Maximum up-front
                           sales charge             4.0%

                           Maximum deferred
                           sales charge             None


The Fund will assess a fee of 0.50% of the value of the shares you sell if you sell them less than six months after purchasing them.


Advisor Class Annual Fund Operating Expenses (expenses that are deducted from total Fund assets)

        Management fees                                        1.05%(1)
        Distribution (12b-1) fees                              0.25%(2)
        Other expenses                                         0.71%
                                                               -----
        Total annual Fund operating expenses                   2.01%
        Less:  Expense waivers and/or Reimbursement           (0.51%)
                                                              ------
        Total Net Expenses                                     1.50%(3)


1. Management fees include a fee of 0.65% for investment advisory services to Conseco Capital Management, Inc., and 0.40% for administrative and other services to Conseco Services, LLC.

2. 12b-1 fees cover a fund's sales, marketing and promotional expenses. Because they are paid out of the Fund on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges.

3. The Adviser and Administrator have agreed to waive a portion of their fees and/or pay a portion of the Fund's expenses through April 30, 2002, to ensure that total annual operating expenses do not exceed 1.50% annually. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the 1.50% expense limitation, for a period of three years after the date of our waiver. For additional information, see "Management of the Fund."

ADVISOR CLASS EXPENSE EXAMPLE

The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Advisor Class Shares of the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 year  3 years  5 years  10 years
                               ------  -------  -------  --------
          Advisor Class       $544     $835     $1147    $2027


           GARAGE PASS: INSIDE THE CONSECO STOCKCAR STOCKS INDEX FUND

GREEN FLAG

HOW THE FUND OPERATES

The Fund seeks growth of capital and current income by investing in the stocks of companies of the Conseco StockCar Stocks Index.

The Index lists any company whose stock is available to the general public and that fits into one of the following seven categories:

* NASCAR Winston Cup Series Sponsor: a company that sponsors the entire 34-race NASCAR Winston Cup Series

* Lead Race Sponsor: a company that sponsors one or more races in the NASCAR Winston Cup Series

* Primary Car Sponsor: a company that acts as the lead sponsor for one of the roughly 45 stock cars that race in the NASCAR Winston Cup Series every year. You can tell a car' primary sponsor by the corporate logo - it' the one on the hood of the car.

* Major Product Sponsor: a company that provides products, such as gasoline, tires or beverages, to any of the NASCAR Winston Cup racing teams

* Track Owner: a company that owns all or part of any of the tracks that host the 34 NASCAR Winston Cup Series races

* Licensee: a company that produces a product related to the NASCAR Winston Cup Series under a licensing agreement with NASCAR

* Broadcaster: a company that broadcasts NASCAR Winston Cup races on television, radio or via the internet under an agreement with NASCAR

The Index has no minimum earnings qualification -it doesn' matter how much or how little a company earns from its participation in the NASCAR Winston Cup Series as long as it fits into one of the seven categories. The Index has a size limit. To be listed, a company's stock must initially have a total market value of at least $100 million.

GOING FLAT OUT
HOW THE FUND INVESTS

We aim to invest 95% of the Fund' net assets in the stocks of the companies listed in the Index. At the beginning of each year, as noted in PACE LAP, we invest the net assets equally in all Index stocks. From then on, the weight of each Index stock changes with changes in its price. This means that, over the course of the year, the Fund invests according to stock performance: It puts more money into the Index stocks that have done better, less into those that have trailed behind.

Sidebar A Look Under the Hood

Just like any other mutual fund, the Fund's assets are the stocks and other investment securities purchased with money from its shareholders plus any gains (or minus any losses) from these investments. The Fund's net assets equal the purchase price of the stocks and securities, plus gains -or minus losses -from investment performance, minus any amounts, usually small, that the Fund might owe to others.

We try to come within 95% of the total return of the Index stocks. That is before we deduct fees and expenses. We don't normally expect to match 100% of the Index' total return, even before we take out fees and expenses, because we can't invest all the Fund's assets in Index stocks. On one hand, we have to keep some cash on hand to pay Fund shareholders for shares they might want to sell. On the other, it takes time to invest all the cash we receive from the purchase of new shares. Besides the cash on hand, the Fund has to pay commissions on the stocks that it buys and sells. Those costs also cause its performance to deviate from the Index's.


Under the supervision of the Board of Directors of the Fund, the Adviser is responsible for investing the Fund's money to try to match the performance of the Conseco StockCar Stocks Index. If the correlation between the Fund's performance and Index's performance is not maintained, the Board may take actions including changing the fee structure and/or the investment policies of the Fund, as needed, to reduce the performance deviation.


Sidebar A Look Under the Hood A stock's total return equals the change in its price plus any dividends that it pays during the period an investor owns it. If the stock gains in price the return will be positive. But if its price falls it will have a negative return. Since you add dividends to the calculation, a stock that pays dividends - not all do - has an extra return above price change alone.

That other 5%

The Fund can invest up to 5% in the money market, in bonds issued by the U.S. Treasury and government agencies. This is a way of earning interest on the cash we have on hand.

THE ENGINE
INDEX INVESTING

We mentioned this briefly before in PACE LAP, but we should emphasize it again. It's all in our name: the Conseco StockCar Stocks Index Fund is an index fund. Unlike actively managed stock mutual funds, we don't pick just those stocks we think will finish well - we invest in the stocks in the Index. We believe our approach makes sense over the long run. Historically, stocks have gained more value than any other financial investment, like bonds or savings accounts.

We're not saying that index investing beats active management, the technique used by many mutual funds. Both index investing and active management have their place: Active management applies research to spot those stocks with breakaway potential and to steer clear of those that may crash. This double-edged formula has often beaten index investing in the past, but it's like stockcar racing in one sense: There's no telling in advance which actively managed fund can successfully pick the winners out of the pack and avoid the losers.

Then, too, actively managed mutual funds may trade stocks frequently. They may sell stocks because they think they have gone as far as they're likely to go or because they haven't lived up to expectations. They will jump into others with strong performance potential according to their research. Index mutual funds tend to buy and sell stocks less often. Remember, they're not trying to beat the market - they simply aim to match the performance of a certain group of companies by owning shares in every one of them.

Whenever active investors buy or sell stock they have to pay a commission. When they take a profit by selling a stock that has gained in price, they have to pay tax on that profit. The tax payment comes out of their gain, just as commissions do. Index investors pay commissions and taxes too, of course. But since they tend to buy and sell less, they end up paying less.

So Index funds can offer investors a less expensive way of investing in a broad market segment. That means index funds may be right for investors who favor a particular industry or a group of related industries but who are not familiar with individual companies. It also means index funds could work for new investors who want to learn how mutual funds and stock markets work as a first step in a lifelong investment program.

THE CONSECO STOCKCAR STOCKS INDEX

The American Stock Exchange ("AMEX") calculates and publishes the Index's daily value, under the ticker symbol RCE. The Adviser tells the AMEX when a company is qualified or disqualified for listing in the Index. Once a company has become eligible, the Index has to list it by the next calendar quarter. (Calendar quarters begin January 1, April 1, July 1 or October 1.) The Index delists a company that becomes ineligible at the end of the year in which it became ineligible.

Sidebar The Word from Pit Road

To return to equal weighting at the end of each year - where the stocks in the Index account for 1/54 of the Fund's total investment - we buy and sell stocks to match the Index.


The 54 stocks included in the Conseco StockCar Stocks Index reflect the broad corporate support for NASCAR racing. Standard & Poor's, which tracks the performance of the 1,500 companies that account for 87% of the total stock-market value in the United States, has divided American business into 11 major sectors. The Index contains companies from 10 of them. The companies in the Index also come in all sizes. As of June 11, 1999:

* 53.4% were large caps, or large-capitalization companies, whose total stock-market value exceeded $10 billion.

* 27.6% were mid caps, companies whose stock-market value ranged between $1 billion and $10 billion.

*  19.0% were small caps with less than $1 billion in market value.


[DIAGRAM]

List the companies in the Index, their ticker symbols and the logos they use in the Winston Cup along with the following caption:

The 54 stocks listed above are included in the Index and reflect the broad support NASCAR racing enjoys among American companies.

CONSECO STOCKCAR STOCKS INDEX FUND TEAM: MANAGEMENT OF THE FUND

THE DRIVER
The Fund's Investment Adviser

Conseco Capital Management, Inc. ("CCM"), located at 11815 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM manages investments for Conseco Fund Group and other affiliated mutual funds, as well as for foundations, endowments, corporations, governments, unions and wealthy individuals. As of December 31, 1999, CCM managed more than $34 billion.

CCM annually receives a fee of 0.65% of the Fund's average daily net assets for its services.

ADVISORY FEES

For the fiscal year ended 09/30/99, the Adviser received $11, 599 for advisory services provided. These advisory fees were paid to StockCar Stocks Advisors, LLC, the Fund's investment adviser from October 1, 1998, when the Fund began operations. CCM acquired StockCar Stocks Advisors, LLC on April 28, 2000 and assumed the investment management of the Fund.

THE CREW
THE FUND'S ADMINISTRATOR

Conseco Services, LLC is the Fund's Administrator. It is responsible for:
   - reports required by the federal Securities and Exchange Commission and state securities commissions
*  maintaining the Fund's books and records
*  reports for the Fund's board of directors
*  proxy statements and shareholder reports

Conseco Services receives a fee for these services at an annual rate of 0.40% for the first $50,000,000; 0.30% for the net $25,000,000; and 0.20% in excess of
$75,000,000 of the Fund's average daily net assets.

                     A FINAL CHECK: IMPORTANT FUND DETAILS

THE FUND'S PLACE IN THE RACE
CALCULATING DAILY SHARE PRICE

Like most other mutual funds, the Fund's daily share price reflects the market value of all the stocks and bonds it owns, plus cash on hand, minus any liabilities. That daily calculation provides the Fund's total net asset value. Divide the net asset value by the number of shares outstanding and you get the net asset value per share. As a result, the Fund's share price is also called its Net Asset Value, abbreviated simply as NAV.

We normally compute the Fund's NAV at the end of regular trading hours - 4 PM Eastern time - every day the New York Stock Exchange ("NYSE") is open for business. We value the stocks and bonds the Fund owns at their market price at that time. If we cannot easily find a price quote, we estimate the price in accordance with guidelines approved by the Fund's board of directors.

THE PURSE
HOW THE FUND PAYS OUT DIVIDENDS AND DISTRIBUTIONS


The Fund pays out at least 90% of its net investment income to its shareholders annually in proportion to the number of Fund shares each of them owns. Note that Direct Class and Adviser Class shares could each receive a different amount of net investment income because of differing initial sales charges.


Sidebar A Look Under the Hood

Net investment income equals all stock dividends a fund's investments earn, plus any interest it receives on the bonds it owns, minus expenses.

The Fund pays out all capital gains, which is the profit it makes on investments when it sells them. This payout is called a capital gain distribution. We will automatically use the dividends and distributions earned by your investment to purchase additional Fund shares for your account. If you prefer to have them paid directly to you by check, please notify us in writing at the address listed in Buying or selling shares by mail under CONTACTING THE PIT.

TAXES ON YOUR FUND INVESTMENT

The Fund's shareholders, not the Fund itself, ordinarily pay taxes on its dividends and distributions, as is the case with most mutual funds. You will owe the taxes whether or not you choose to receive your distributions and dividends in cash or reinvest them. The amount you owe will depend on many factors. The most important are:

*  Your income tax bracket
*  How long the Fund has owned the stock in companies that it sells
*  How long you've owned any shares in the Fund that you might sell

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend consulting your independent tax advisor about your tax issues.

The amount of tax you owe each year on your Fund investment will depend on the amount of dividends and capital gain distributions the Fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid, except for distributions declared in December and paid in January of the next year, which are taxable as if we paid them December 31.

Dividends and capital gain distributions usually create the following tax liability:

                    TRANSACTION                               TAX STATUS
                    -----------                               ----------
      Income payout                                     Ordinary income
      Short-term capital gain distribution              Ordinary income
      Long-term capital gain distribution               Capital gain

In addition, if you sell or exchange your Fund shares you may have a taxable gain or loss, depending on the price you bought your shares for and the price you sell them for.


                   TRANSACTION                              TAX STATUS
                   -----------                              ----------

You sell shares owned for more than one year           Capital gain or loss

You sell shares owned for one year or less             Gains treated as ordinary
                                                       income, losses subject to
                                                       special rules

Sidebar The Word from Pit Road

When you exchange Fund shares for shares in another Conseco Fund Group fund, the government considers, for tax purposes, that you have sold shares in the Fund to buy shares in the other fund.

After December 31 of each year, we will mail you a notice telling you how much your investment in the Fund has earned in dividends and distributions during the year and the federal tax status of these earnings - whether they are taxable as ordinary income or as a short- or long-term gain.

Tax considerations for tax-deferred accounts, such as qualified retirement plans or nontaxable entities, will be different.

Sidebar A Final Yellow Flag

You must provide your Social Security or other taxpayer ID number on your Fund account application. If we do not have your number on record, you will be subject to backup withholding. That means the IRS requires us to withhold 31% of all earnings from your Fund investment. Consult your tax advisor for details.

TRACK RECORD
FINANCIAL HIGHLIGHTS

The table below provides a picture of the Fund's performance since it began operations. The information shown reflects results for a single Fund share. The total return represents the rate of return for an investor who reinvested all dividends and distributions. Tait, Weller & Baker of Philadelphia, Penn. has audited this information. Their report, along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 1999, which is available on request by calling 1-800-494-2755.


Financial Highlights
                                                        ADVISOR CLASS SHARES
          PER-SHARE OPERATING PERFORMANCE                 8/2/99-9/30/99(1)
          -------------------------------                 -----------------
Net Asset Value at beginning of period                         $14.40

INVESTMENT OPERATIONS
Net investment income                                            0.01
Net realized and unrealized (loss) on investments               (0.92)
   TOTAL FROM INVESTMENT OPERATIONS                             (0.91)
                                                                -----
NET ASSET VALUE, END OF PERIOD                                 $13.49
TOTAL RETURN                                                    (6.32)%
RATIOS/SUPPLEMENTAL DATA
Net assets,
  End of period (in 000s)                                       $ 208
Ratio of expenses to average net assets                          1.41%(2)
Ratio of net investment income to average
  net assets                                                     0.63%(2)
Portfolio turnover rate                                          6.60%
                                                                 -----

(1)  The Fund first sold Advisor Class shares to the public on August 2, 1999.
(2)  Annualized.

                           MANAGING YOUR FUND SHARES


CONTACTING THE PIT IMPORTANT INFORMATION ABOUT CONTACTING THE CONSECO STOCKCAR STOCKS INDEX FUND

By phone
  800-494-2755, 24 hours a day

By mail
  Conseco StockCar Stocks Index Fund -Advisor Class
  Attn: Administrative Offices
  11815 N. Pennsylvania St., K1B
  Carmel, IN 46032

Buying or selling shares by mail, including overnight mail
  Conseco StockCar Stocks Index Fund -Advisor Class
  c/o Declaration Service Company
  555 North Lane, Suite 6160
  Conshohocken, PA 19428
  800-494-2755

Our business hours

We're open for business and you can buy and sell shares whenever the New York Stock Exchange is open for business. That's any weekday except: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day.


MINIMUM FUND INVESTMENTS
         To open an account                              $250
         Each new investment after the first             $ 50
         To open an automated investment plan            $ 50

                 We cannot accept third-party checks


Keeping track

We'll send you written confirmation of each transaction. These confirmations serve as your proof of ownership since we do not issue certificates.

"NASCAR," the trademark of the National Association of Stock Car Racing, has been licensed for use by Conseco, Inc. and its affiliates as NASCAR's official financial services provider. The National Association of Stock Car Racing does not sponsor, endorse, sell or promote the Conseco StockCar Stocks Index Fund or the Conseco StockCar Stocks Index. Nor does the National Association of Stock Car Racing make any representation regarding the advisability of investing in the Conseco StockCar Stocks Index Fund.

START YOUR ENGINES
THREE EASY WAYS TO INVEST IN THE FUND
Through your financial professional

You can buy shares of the Fund through any authorized broker/dealer, financial planner or a financial institution, such as a bank. These organizations and individuals may maintain their own procedures for buying and selling shares and may charge fees. Your financial professional will have the details.

By mail

Mail your completed application and a check payable to the Conseco StockCar Stocks Index Fund - Advisor Class to one of the addresses listed in Buying or selling shares by mail under CONTACTING THE PIT.

By bank wire

Mail your completed application to one of the addresses listed in Buying or selling shares by mail under CONTACTING THE PIT and wire your investment to:

ABA#031201467
Credit to:
  Declaration Service Company
  Account #201422469583

Further credit to:
  * Conseco StockCar Stocks Index Fund
  * Your account name

THE SET-UP
PAYING FOR YOUR FUND INVESTMENT

The price you pay for Advisor Class shares equals the Fund's current share price plus a sales charge that varies according to the amount you invest:

                                                 YOUR SALES CHARGE AS A
         IF YOUR PURCHASE IS ...                % OF THE SHARE PRICE IS
         -----------------------                -----------------------
         less than $50,000 to $99,999                    4.00
         $100,00 to $249,999                             3.00
         $250,000 to $499,999                            2.00
         $500,000 to $999,999                            1.00
         $1,000,000 and over                             none

You may be able to reduce the sales charge on the purchase of your Fund shares:

* You may add the value of any existing Conseco Fund Group investments to the amount of your Fund investment to determine the sales charge.

* You may also add Conseco Fund Group funds held for your benefit in trust. These include qualified retirement plans where you work as well as any Conseco Variable Life Insurance Company variable annuities that you own.

* If you sign a letter of intent agreeing to invest a definite amount in the Fund or any Conseco Fund Group fund Class A shares in the 13 months following your purchase, we will calculate the sales charge as if you had purchased all the shares at one time.

Consult your registered financial professional or the Conseco StockCar Stocks Index Fund's Statement of Additional Information for further details on our share cost reduction programs.

You may reinvest the proceeds of your Fund sale in the Fund or in Class A shares of any other Conseco Fund Group fund anytime within 180 calendar days after you sell your shares without paying any additional sales charge. You may exercise this reinvestment privilege only once per Fund investment, and it may be subject to other restrictions.

PAYING FOR SHAREHOLDER SERVICES

The Fund has adopted a 12b-1 service plan to compensate Conseco Equity Sales, Inc., the principal underwriter, for distributing Fund shares and servicing shareholder accounts. The Fund pays ongoing fees of up to 0.25% of average daily net assets. This will increase the cost of your investment and reduce its return.

In addition, Conseco Equity Sales may retain the sales charge you pay and may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for covering their sales-related costs. These payments may not exceed an annual rate of 0.25% of average daily net asset value.

REFUELING
IMPORTANT INFORMATION ABOUT BUYING FUND SHARES

* You pay for your shares at the next share price calculated after we receive your order.

*  You must make your initial purchase by mail or wire.

* If you buy shares through a financial professional, it is the professional's responsibility to forward your purchase order before the close of business on the New York Stock Exchange, normally 4 PM Eastern time. You should check to see whether your financial professional has an earlier daily deadline for forwarding purchase orders.

* Payment for shares purchased through a financial institution, such as a bank or an authorized broker/dealer, is due on the settlement date, normally three days after we have received your order. (If you or your financial professional is making payment via federal funds wire, be sure to get a confirmation number. You may need it to ensure timely credit.)

*  We can only accept checks in U.S. dollars drawn on U.S. funds.

*  We may charge a fee on purchase checks that do not clear.

* To ensure that all checks have cleared, we do not allow investors to sell shares purchased by check until they have owned the shares at least 15 days.

*  We reserve the right to cancel any purchase order.

CHECKERED FLAG
IMPORTANT INFORMATION ABOUT SELLING FUND SHARES
If you sell by phone

* Neither the Fund nor its transfer agent is responsible for verifying whether a telephone sales order is genuine. We do, however, protect you with these safeguards:
   - We record telephone orders.
   - We require callers to provide specific identifying information.
   - We send written confirmation of your order within five days.

* You cannot place orders by phone if you have rejected the telephone privilege on your account *application.

If you sell through your financial professional
Your financial professional may

*  Have separate procedures for buying and selling shares.

*  Charge fees for processing your sales request, even though we do not.

If you sell by mail

Send your request to the address in Buying or selling shares by mail under CONTACTING THE PIT.

We require a signature guarantee for sales of Fund shares totaling $10,000 or more. You can obtain a signature guarantee from most financial institutions, such as banks, brokers/dealers, credit unions and savings associations, but not from a notary public.

INFORMATION REQUIRED ON ALL SALE REQUESTS

* Include your account number, your account's name and your Social Security or taxpayer identification number with your sales request.

* State either the number of shares you wish to sell or the amount you wish to receive from the sale.

Calculating the proceeds from your sale

* We sell your shares at the next share price calculated after we receive your request, either from you directly or through your registered financial professional.

* If you submit your sales request through a registered financial professional, it is the financial professional's responsibility to transmit your request prior to the close of the New York Stock Exchange to receive that day's share price. You should check to see if your financial professional has an earlier daily deadline for forwarding sales requests.

Receiving the proceeds from your sale

* You should receive a check for the net proceeds of your sale within seven business days. We may, however, delay payment if the check you used to purchase the shares you're selling has not cleared.

* We will mail the check for the proceeds of the sale of your shares to the address listed on your account application.

* Under extraordinary circumstances specified by law we may temporarily suspend payment.

THE VIP TREATMENT
SPECIAL SHAREHOLDER SERVICES

We offer an array of special services free of charge to make investing in the Fund and all Conseco Fund Group mutual funds easy.

* Preauthorized investing lets you set up debits from your checking account for $50 or more every month to purchase mutual fund shares. You may even qualify for a waiver of the minimum on purchases made through payroll deduction or qualified retirement plans.

* Electronic buying and selling lets you transfer money directly between your bank and Fund accounts to buy or sell as little as $50 or as much as $50,000. To take advantage of this feature, simply fill out the "Automatic Investment Program," on your account application.

* Conseco's Share Exchange program lets you exchange shares in the Fund for Class A shares in any Conseco Fund Group fund free of charge.
   - The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you're exchanging them for.
   - Normally we will execute the entire transaction in a single business day.
   - The Internal Revenue Service considers exchanges as the sale of shares in one fund and the purchase of shares in another, so your exchange may have tax consequences. Consult your tax advisor.

BACK COVER


More information on the Fund is available free upon request.

SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about the fund and its policies.

TO OBTAIN A SHAREHOLDER REPORT, STATEMENT OF ADDITIONAL INFORMATION OR OTHER INFORMATION FREE OF CHARGE, CONTACT US:

by telephone:
800-494-2755

by mail:
CONSECO STOCKCAR STOCKS INDEX FUND
C/O DECLARATION SERVICE COMPANY
555 NORTH LANE, SUITE 6160
CONSHOHOCKEN, PA 19428

on the Internet:

You can view text-only versions of the prospectus and other Fund details online or download them from:

SEC
HTTP://WWW.SEC.GOV

Conseco StockCar Stocks Mutual Fund, Inc.
HTTP://WWW.STOCKCARSTOCKS.COM

You can review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for further details. The SEC will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public Reference Section of the SEC
Washington, DC 20549-6009

Conseco StockCar Stocks Index Fund
Registration Number: 811-8791

                       CONSECO STOCKCAR STOCKS INDEX FUND
                    Investing in the companies that support
                          America's #1 spectator sport


                              Direct Class Shares
                                   Prospectus
                                  May 12, 2000


                        CONSECO CAPITAL MANAGEMENT, INC.
                               Investment Adviser


LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

PACE LAP: THE RISK/RETURN SUMMARY

* Victory Lane: The Conseco StockCar Stocks Index Fund's Investment Objectives
* The Groove: The Fund's Investment Strategy
* Red and Yellow Flags
   - The Risks of Investing in the Fund
   - Is the Fund Right for You?
   - Fund Performance
   - About Fund Share Classes
   - Fees and Expenses

GARAGE PASS: INSIDE THE CONSECO STOCKCAR STOCKS INDEX FUND
* Green Flag
   - How the Fund Operates

* Going Flat Out
   - How the Fund Invests
   - That Other 5%

* The Engine
   - Index Investing
   - The Conseco StockCar Stocks Index

CONSECO STOCKCAR STOCKS INDEX FUND TEAM: MANAGEMENT OF THE FUND
* The Driver
   - The Fund's Investment Adviser

* The Crew
   - The Fund's Administrator

A FINAL CHECK: IMPORTANT FUND DETAILS
* The Fund's Place in the Race:
  - Calculating the Daily Share Price

* The Purse
   - How the Fund Pays Out Dividends and Distributions
   - Taxes on Your Fund Investment

* Track Record
   - Financial Highlights

IN THE DRIVER'S SEAT
* Managing Your Fund Shares

                       CONSECO STOCKCAR STOCKS INDEX FUND

We invest in the companies that support NASCAR's Winston Cup Racing Series and the teams that race for it.

                       PACE LAP: THE RISK/RETURN SUMMARY

VICTORY LANE
THE CONSECO STOCKCAR STOCKS INDEX FUND'S INVESTMENT OBJECTIVES


The Fund seeks GROWTH OF CAPITAL and CURRENT INCOME by investing in the companies of the CONSECO STOCKCAR STOCKS INDEX. The Fund aims to increase the value of your investment in two ways: through an increase in the price of the stocks the Fund invests in (that is known as GROWTH OF CAPITAL) and passing along the dividends paid by the companies that the Fund invests in (that is CURRENT INCOME).


THE GROOVE
THE FUND'S INVESTMENT STRATEGY

The Fund invests in the companies of the Conseco StockCar Stocks Index (the "Index"). *The Index consists of 54 companies that support NASCAR's Winston Cup Racing Series. The companies in the Index either sponsor NASCAR Winston Cup racing teams or races, or they earn money from NASCAR Winston Cup events.

Sidebar A Look Under the Hood


The Conseco StockCar Stocks Index is a price-sensitive, equal-weighted stock Index. The Fund invests based on the Index. On January 1, 2000, there were 54 companies in the Index. EQUAL-WEIGHTED means than on January 1st of each year each company is the same percentage of the Index. So, in January, the Fund invested 1/54 - a little more than 1.85% - of its money in each company. The Index is also PRICE- SENSITIVE. This means that the actual percentage of each company in the Index will change during the year because stock prices go up and down. A better performing stock will grow to be a higher percentage of the Index during the year and an underperfroming stock will be a smaller percentage. The Fund buys and sells stock in accordance with the current Index for the trading day.

-----------------
* To own all the stocks in the Index, we estimate the Fund needs to have at least $25 million to invest. (As of September 30, 1999, it had $4.9 million.) Until the Fund reaches that investment level, we may buy a selection of stocks -- and other securities -- chosen to track the Index as closely as possible. During this start-up investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

  Please note that the discussion of investment strategies and risks in this prospectus applies to the Fund's mature phase when it has $25 million or more invested.

During the year, new companies that belong in the Index are added at the end of each calendar quarter. At the end of the year, companies that no longer belong in the Index are removed and the Fund sells the stock of such companies. Then the Index and the Fund are rebalanced and the process starts over again.


RED AND YELLOW FLAGS
THE RISKS OF INVESTING IN THE FUND
Your Basic Red Flag

Like stock cars themselves, the Fund holds the potential for superior performance. But the Fund makes no guarantees. Investing in it is not exactly a spin around the block. It's more like driving on a speedway. Follow the rules of the road in the neighborhood and you should get by. Play by the rules on the speedway and you still might crash. You could lose part or even all of the money you invest in the Fund, just as you can with any mutual fund.

Yellow Flags: Possible Causes of Loss in Your Fund

The prices of the stocks that the Fund invests in may fall. The price of a company's stock may fall because of problems at the company. A price decline may also have little or no basis in fact - the price may fall just because investors suspect the company may have problems.

Then again, declining stock prices may have nothing to do with events at a particular company, but may result from changing stock-market or economic conditions, actions on the part of the U.S. government or other governments around the world, or from a simple lack of investor confidence. In the past, stocks and the stock market have recovered, but some of these slumps have lasted for months and even years.

Stock prices for small- and medium-size companies tend to fluctuate more than stock prices for large companies. Less than TK% of the stocks in the Index are stocks of small- and medium-size companies. Stocks in such companies have often suffered more in stock-market slumps than large-company stocks. They usually don't have as many resources as large companies to tide them over through hard times. What's more, investors are usually less willing to put their money into small- and medium-size company stocks. That may mean a small company's stock price may fall relatively farther than a large company's stock price before sellers can find investors willing to buy.

We invest in the stocks in the Index. We do not research the outlook for the companies we invest in, and we do not avoid stocks that we think won't do well. In investing, as in stock-car racing, points you've earned at the end of the race matter more than your standing at the end of any lap. That's the philosophy behind index investing. It makes for a simple race plan: We invest in the companies listed in the Index and we stay invested in them.

That describes what index investing does. And it means there's one thing it doesn't do: An index fund doesn't do research that will help predict which stocks will break away from the pack or which will lag behind. Over the long haul, indexers believe that the simplicity and consistency of their approach - investing in a group of companies and sticking with them - will pay off. But that means an index fund makes no effort to avoid stocks that may trail the field.

The companies that make up the Index may change, which could affect the Fund's performance. The NASCAR Winston Cup's sponsors and supporters may change from year to year. These changes usually result from everyday business decisions. A company's marketing campaign to NASCAR fans may have run its course, for example. Changes like that could mean that well-established companies with strong track records are leaving the Index - and companies without such strong records are replacing them. (Of course, it could also mean just the opposite: that stronger companies are replacing the companies leaving the Index.) In either case, according to our investment policy, the Fund would have to invest in the new companies in the next calendar quarter and sell its stock in the companies that leave the Index at the end of the calendar year. That could slow Fund performance.

A related risk is that the popularity of the NASCAR Winston Cup Series, or the teams that race in it, may decline among fans and sponsors. If that happens, fewer companies or weaker companies might be listed in the Index.

The Fund runs a greater risk of loss than a fund that invests in a wider range of stocks. A rule of investing says that the more widely you spread your investments, the less likely one bad investment will damage you. If you divide your investments equally between two companies and one goes out of business, you lose half your money. If you divide your investments equally among 100 companies and one goes out of business, you lose only 1%.

By the same token, if you invest equally in two stocks and one doubles in price, it increases the total value of your investment by 50%. If you invest equally in 100 stocks and one doubles in price, it would increase the total value by 1%. The rules apply, of course, whether you invest $1,000 or $1 million. While the stocks that make up the Index represent many industries, the Fund can invest only in those stocks listed in the Index. Therefore, it has a higher risk of loss than a mutual fund that can spread its investments, and its risks, more widely.

IS THE FUND RIGHT FOR YOU?

You should consider investing in the Fund if you are looking to increase the value of your investment over the long term. That last part is important. Over longer periods - five years or more - stocks have usually done better than other financial investments, like bonds. But stock prices change from day to day, much more so than bonds, and sometimes by quite a lot. That fact has two consequences:

* The value of an investment in the Fund, which itself invests almost totally in stocks, will fall and rise in price more than an investment that is less concentrated in stocks.

* Because that daily price variation is constant and the superior performance of stocks builds up slowly, your risk of loss is greater if you invest in the Fund for just a short time.

Keep in mind, too, that the Fund has not been in business long, so no information exists on how the Fund has performed over a wide range of stock-market conditions.

FUND PERFORMANCE

The bar chart below shows the total return on Direct Class shares of the Fund in its first calendar year.



                               1999 TOTAL RETURN
                              DIRECT CLASS SHARES
                              -------------------
                                      1.10%
                                      1999


The Fund's return from January 1, 2000 to March 31, 2000 was -5.28%. The Fund's best quarterly return, 4.73%, came in 2nd quarter (2Q99). Its worst quarterly return, -8.42%, came in 3rd quarter (3Q99).

The table below shows how the Fund's returns have measured up to the returns of the S&P 500 Index. It gives you an idea of how the Fund's performance has varied compared to a widely used stock-market benchmark.

SIDEBAR A Look Under the Hood

The S&P 500 Index is a widely used benchmark of U.S. stock-market performance. The stocks in the S&P 500 represent companies from every segment of American industry. Standard & Poor's, the company that created and maintains the S&P 500 Index, has chosen the companies because of their importance to the economy and because their stocks are owned by a large number of investors and change hands frequently.

AVERAGE ANNUAL TOTAL RETURN
(as of December 31, 1999)

                                                      SINCE INCEPTION
                                           1 YEAR     OCTOBER 1, 1998
                                           ------     ---------------
    Direct Class shares                      1.10%         16.70%
    S&P 500 Index                           21.04%           TK%
    Conseco StockCar                        -0.22%           TK%
    Stocks Index

As you review the Fund's performance, please keep in mind that its past performance does not necessarily indicate how it will perform in the future.

ABOUT FUND SHARE CLASSES

The Fund offers two classes of shares: Direct Class shares and Advisor Class shares, available through a separate prospectus. Direct Class shares come without up-front or deferred sales charges and without professional investment advice. Advisor class shares carry an up-front sales charge, which covers the cost of professional investment advice. You can buy Advisor Class shares from your registered financial professional.


For complete details, check "In Ihe Driver's Seat: Managing Your Conseco StockCar Stocks Index Fund Shares."

Fees and Expenses

The tables below describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Direct Class Shareholder Fees (fees paid directly from your investment)

                Maximum up-front
                sales charge                  None

                Maximum deferred
                sales charge                  None

The Fund will assess a fee of 0.50% of the value of the shares you sell if sell them less than six months after purchasing them.

Direct Annual Fund Operating Expenses (expenses that are deducted from total Fund assets)

        Management fees                                          1.05%(1)
        Distribution (12b-1) fees                                0.25%(2)
        Other expenses                                           0.71%
                                                                 ----
        Total annual Fund operating expenses                     2.01%
        Less: Expense waivers and/or reimbursement              (0.51%)
                                                                 ----
        Total net expenses                                       1.50%

1. Management fees include a fee of 0.65% for investment advisory services to Conseco Capital Management, Inc., and 0.40% for administrative and other services to Conseco Services, LLC.

2. 12b-1 fees cover a fund' sales, marketing and promotional expenses. Because they are paid out of the Fund on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges.

3. The Adviser and Administrator have agreed to waive a portion of their fees and/or pay a portion of the Fund's expenses through April 30, 2002, to ensure that total annual operating expenses do not exceed 1.50% annually. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the 1.50% expense limitation, for a period of three years after the date of our waiver. For additional information, see "Management of the Fund."

DIRECT CLASS EXPENSE EXAMPLE

The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Direct Class Shares of the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year    3 years   5 years   10 years
                          ------    -------   -------   --------
           Direct Class   $150     $466       $804      $1760

           GARAGE PASS: INSIDE THE CONSECO STOCKCAR STOCKS INDEX FUND


GREEN FLAG
HOW THE FUND OPERATES

The Fund seeks growth of capital and current income by investing in the stocks of companies of the Index.

The Index lists any company whose stock is available to the general public and that fits into one of the following seven categories:

* NASCAR Winston Cup Series Sponsor: a company that sponsors the entire 34-race NASCAR Winston Cup Series

* Lead Race Sponsor: a company that sponsors one or more races in the NASCAR Winston Cup Series

* Primary Car Sponsor: a company that acts as the lead sponsor for one of the roughly 45 stock cars that race in the NASCAR Winston Cup Series every year. You can tell a car's primary sponsor by the corporate logo - it's the one on the hood of the car.

* Major Product Sponsor: a company that provides products, such as gasoline, tires or beverages, to any of the NASCAR Winston Cup racing teams

* Track Owner: a company that owns all or part of any of the tracks that host the 34 NASCAR Winston Cup Series races

* Licensee: a company that produces a product related to the NASCAR Winston Cup Series under a licensing agreement with NASCAR

* Broadcaster: a company that broadcasts NASCAR Winston Cup races on television, radio or via the internet under an agreement with NASCAR

The Index has no minimum earnings qualification - it doesn't matter how much or how little a company earns from its participation in the NASCAR Winston Cup Series as long as it fits into one of the seven categories. The Index has a size limit. To be listed, a company's stock must initially have a total market value of at least $100 million.

GOING FLAT OUT
HOW THE FUND INVESTS

We aim to invest 95% of the Fund's net assets in the stocks of the companies listed in the Index. At the beginning of each year, as noted in PACE LAP, we invest the net assets equally in the Index stocks. From then on, the weight of the Index stocks change with changes in their prices. This means that, over the course of the year, the Fund invests according to stock performance: It puts more money into the Index stocks that have done better, less into those that have trailed behind.

SIDEBAR A Look Under the Hood

Just like any other mutual fund, the Fund's assets are the stocks and other investment securities purchased with money from its shareholders plus any gains (or minus any losses) from these investments. The Fund's net assets equal the purchase price of the stocks and securities, plus gains - or minus losses - from investment performance, minus any amounts, usually small, that the Fund might owe to others.

We try to come within 95% of the total return of the Index stocks. That's before we deduct fees and expenses. We don't normally expect to match 100% of the Index's total return, even before we take out fees and expenses, because we can't invest all the Fund's assets in Index stocks. On one hand, we have to keep some cash on hand to pay Fund shareholders for shares they might want to sell. On the other, it takes time to invest all the cash we receive from the purchase of new shares. Besides the cash on hand, the Fund has to pay commissions on the stocks that it buys and sells. Those costs also cause its performance to deviate from the Index's.


Under the supervision of the Board of Directors of the Fund, the Adviser is responsible for investing the Fund's money to try to match the performance of the Conseco StockCar Stocks Index. If the correlation between the Fund's performance and Index's performance is not maintained, the Board may take actions including changing the fee structure and/or the investment policies of the Fund, as needed, to reduce the performance deviation.

SIDEBAR A Look Under the Hood


A stock's total return equals the change in its price plus any dividends that it pays during the period an investor owns it. If the stock gains in price the return will be positive. But if its price falls it will have a negative return. Since you add dividends to the calculation, a stock that pays dividends - not all do - has an extra return above price change alone.

That other 5%

The Fund can invest up to 5% in the money market, in bonds issued by the U.S. Treasury and government agencies. This is a way of earning interest on the cash we have on hand.

THE ENGINE
INDEX INVESTING

We mentioned this briefly before in PACE LAP, but we should emphasize it again. It's all in our name: the Conseco StockCar Stocks Index Fund is an index fund. Unlike actively managed stock mutual funds, we don't pick just those stocks we think will finish well - we invest in the stocks in the Index. We believe our approach makes sense over the long run. Historically, stocks have gained more value than any other financial investment, like corporate or U.S. government bonds.

We're not saying that index investing beats active management, the technique used by many mutual funds. Both index investing and active management have their place: Active management applies research to spot those stocks with breakaway potential and to steer clear of those that may crash. This double-edged formula has often beaten index investing in the past, but it's like stock-car racing in one sense: There's no telling in advance which actively managed fund can successfully pick the winners out of the pack and avoid the losers.

Then, too, actively managed mutual funds may trade stocks frequently. They may sell stocks because they think they have gone as far as they're likely to go or because they haven't lived up to expectations. They will jump into others with strong performance potential according to their research. Index mutual funds tend to buy and sell stocks less often. Remember, they're not trying to beat the market - they simply aim to match the performance of a certain group of companies by owning shares in every one of them.

Whenever active investors buy or sell stock they have to pay a commission. When they take a profit by selling a stock that has gained in price, they have to pay tax on that profit. The tax payment comes out of their gain, just as commissions do. Index investors pay commissions and taxes too, of course. But since they tend to buy and sell less, they end up paying less.

So index funds can offer investors a less expensive way of investing in a broad market segment. That means index funds may be right for investors who favor a particular industry or a group of related industries but who are not familiar with individual companies. It also means index funds could work for new investors who want to learn how mutual funds and stock markets work as the next step in a lifelong investment program.

THE CONSECO STOCKCAR STOCKS INDEX

The American Stock Exchange ("AMEX") calculates and publishes the Index's daily value, under the ticker symbol RCE. The Adviser tells the AMEX when a company is qualified or disqualified for listing in the Index. Once a company has become eligible, the Index has to list it by the next calendar quarter. (Calendar quarters begin January 1, April 1, July 1 or October 1.) The Index delists a company that becomes ineligible at the end of the year in which it became ineligible.

SIDEBAR The Word from Pit Road

To return to equal weighting at the end of each year - when the stocks in the Index account for 1/54 of the Fund's total investment - we buy and sell stocks to match the Index.


The 54 stocks included in the Conseco StockCar Stocks Index reflect the broad corporate support for NASCAR racing. Standard & Poor's, which tracks the performance of the 1,500 companies that account for 87% of the total stock-market value in the United States, has divided American business into 11 major sectors. The Index contains companies from 10 of them. The companies in the Index also come in all sizes. As of June 11, 1999:

* 53.4% were large caps, or large-capitalization companies, whose total stock-market value exceeded $10 billion.

* 27.6% were mid caps, companies whose stock-market value ranged between $1 billion and $10 billion.

* 19.0% were small caps with less than $1 billion in market value.

[DIAGRAM]

List the companies in the Index, their ticker symbols and the logos they use in the Winston Cup along with the following caption:

The 54 stocks listed above are included in the Index and reflect the broad support NASCAR racing enjoys among American companies.


        CONSECO STOCKCAR STOCKS INDEX FUND TEAM: MANAGEMENT OF THE FUND

THE DRIVER
THE FUND'S INVESTMENT ADVISER

Conseco Capital Management, Inc. ("CCM"), located at 11815 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM manages investments for Conseco Fund Group and other affiliated mutual funds, as well as foundation, endowment, corporation, government, union and high net worth individuals. As of December 31, 1999, CCM managed more than $34 billion.

CCM annually receives a fee of 0.65% of the Fund's average daily net assets for its services.

ADVISORY FEES

For the fiscal year ended 09/30/99, the Adviser received $11, 599 for advisory services provided. These advisory fees were paid to StockCar Stocks Advisors, LLC, the Fund' investment adviser from October 1, 1998, when the Fund began operations. CCM acquired StockCar Stocks Advisors, LLC on April 28, 2000 and assumed the investment management of the Fund.

THE CREW
THE FUND' ADMINISTRATOR

Conseco Services, LLC is the Fund's Administrator. It is responsible for:

* Reports required by the federal Securities and Exchange Commission and state securities commissions
* Maintaining the Fund's books and records
* Reports for the Fund's board of directors
* Proxy statements and shareholder report

Conseco Services receives a fee for these services at an annual rate of 0.40% for the first $50,000,000; 0.30% for the net $25,000,000; and 0.20% in excess of
$75,000,000 of the Fund's average daily net assets.

                     A FINAL CHECK: IMPORTANT FUND DETAILS

THE FUND'S PLACE IN THE RACE
CALCULATING DAILY SHARE PRICE

Like most other mutual funds, the Fund's daily share price reflects the market value of all the stocks and bonds it owns, plus cash on hand, minus any liabilities. That daily calculation provides the Fund's total net asset value. Divide the net asset value by the number of shares outstanding and you get the net asset value per share. As a result, the Fund's share price is also called its Net Asset Value, abbreviated simply as NAV.

We normally compute the Fund's NAV at the end of regular trading hours - 4 PM Eastern time - every day the New York Stock Exchange ("NYSE") is open for business. We value the stocks and bonds the Fund owns at their market price at that time. If we cannot easily find a price quote, we estimate the price in accordance with guidelines approved by the Fund's board of directors.

THE PURSE
HOW THE FUND PAYS OUT DIVIDENDS AND DISTRIBUTIONS


The Fund pays out at least 90% of its net investment income to its shareholders annually in proportion to the number of Fund shares each of them owns. Note that Direct Class and Adviser Class shares could each receive a different amount of net investment income because of differing initial sales charge.


Sidebar A Look Under the Hood

Net investment income equals all stock dividends a fund's investments earn, plus any interest it receives on the bonds it owns, minus expenses.

The Fund pays out all capital gains, which is the profit it makes on investments when it sells them. This payout is called a capital gain distribution. We will automatically use the dividends and distributions earned by your investment to purchase additional Fund shares for your account. If you prefer to have them paid directly to you by check, please notify us in writing at the address listed in Buying or selling shares by mail in Contacting the Pit.

TAXES ON YOUR FUND INVESTMENT

The Fund's shareholders, not the Fund itself, ordinarily pay taxes on its dividends and distributions, as is the case with most mutual funds. You will owe the taxes whether or not you choose to receive your distributions and dividends in cash or reinvest them. The amount you owe will depend on many factors. The most important are:

* Your income tax bracket
* How long the Fund has owned the stock in companies that it sells
* How long you've owned any shares in the Fund that you might sell

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend consulting your independent tax advisor about your tax issues.

The amount of tax you owe each year on your Fund investment will depend on the amount of dividends and capital gain distributions the Fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid, except for distributions declared in December and paid in January of the next year, which are taxable as if we paid them December 31.

Dividends and capital gain distributions usually create the following tax liability:

TRANSACTION                                   TAX STATUS
-----------                                   ----------
Income payout                                  Ordinary income
Short-term capital gain distribution           Ordinary income
Long-term capital gain distribution            Capital gain

In addition, if you sell or exchange your Fund shares you may have a taxable gain or loss, depending on the price you bought your shares for and the price you sell them for.


TRANSACTION                                        TAX STATUS
-----------                                        ----------
You sell shares owned for more than one year       Capital gain or loss
You sell shares owned for one year or less         Ordinary income
Long-term capital gain distribution                Gains treated as ordinary
                                                   income, losses Capital gain
                                                   subject to special rules


SIDEBAR The Word from Pit Road

When you exchange Fund shares for shares in another Conseco Fund Group fund, the government considers, for tax purposes, that you have sold shares in the Fund to buy shares in the other fund.

After December 31 of each year, we will mail you a notice telling you how much your investment in the Fund has earned in dividends and distributions during the year and the federal tax status of these earnings - whether they are taxable as ordinary income or as a short- or long-term gain.

Tax considerations for tax-deferred accounts, such as qualified retirement plans or nontaxable entities, will be different.

Sidebar A Final Yellow Flag

You must provide your Social Security or other taxpayer ID number on your Fund account application. If we do not have your number on record, you will be subject to backup withholding. That means the IRS requires us to withhold 31% of all earnings from your Fund investment. Consult your tax advisor for details.

TRACK RECORD
FINANCIAL HIGHLIGHTS

The table below provides a picture of the Fund's performance since it began operations. The information shown reflects results for a single Fund share. The total return represents the rate of return for an investor who reinvested all dividends and distributions. Tait, Weller & Baker of Philadelphia, PA has audited this information. Their report, along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 1999, which is available on request by calling 1-800-494-2755.

Financial Highlights

                                                             Direct Class shares
     PER-SHARE OPERATING PERFORMANCE                           10/1/98-9/30/99
     -------------------------------                         -------------------
     Net Asset Value at
      beginning of period                                           $15.00

     INVESTMENT OPERATIONS
     Net investment income                                            0.02
     Net realized and unrealized
      gain on investments                                             2.82
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 2.84

     NET ASSET VALUE,
     END OF PERIOD                                                  $17.84
                                                                    ------
     TOTAL RETURN                                                    18.93%

     RATIOS/SUPPLEMENTAL DATA

     Net assets,
      end of period (in 000's)                                      $4,652
     Ratio of expenses to average net assets                          1.41%
     Ratio of net investment income to
      average net assets                                              0.28%
     Portfolio turnover rate                                          6.60%



MANAGING YOUR FUND SHARES

CONTACTING THE PIT

IMPORTANT INFORMATION ABOUT CONTACTING THE CONSECO STOCKCAR STOCKS INDEX FUN

By phone
        800-494-2755, 24 hours a day

By mail
 Conseco StockCar Stocks Index Fund - Direct Class
 Attn: Administrative Offices
 11815 N. Pennsylvania St., K1B
 Carmel, IN 46032

Buying or selling shares by mail, including overnight mail

Conseco StockCar Stocks Index Fund - Direct Class
 c/o Declaration Service Company
 555 North Lane, Suite 6160
 Conshohocken, PA 19428
 800-494-2755

Our business hours

We're open for business and you can buy and sell shares whenever the New York Stock Exchange is open for business. That's any weekday except: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day.

                                                 MINIMUM FUND INVESTMENTS
                                                 ------------------------
          To open an account                               $250
          Each new investment after the first               $50
          To open an automated investment plan              $50

                      We cannot accept third-party checks.


                                 KEEPING TRACK

We'll send you written confirmation of each transaction. These confirmations serve as your proof of ownership since we do not issue share certificates.

"NASCAR," the trademark of the National Association of Stock Car Racing, has been licensed for use by Conseco, Inc. and its affiliates as NASCAR's official financial services provider. The National Association of Stock Car Racing does not sponsor, endorse, sell or promote the Conseco StockCar Stocks Index Fund or the Conseco StockCar Stocks Index. Nor does the National Association of Stock Car Racing make any representation regarding the advisability of investing in the Conseco StockCar Stocks Index Fund.

START YOUR ENGINES
IMPORTANT INFORMATION ABOUT INVESTING IN THE FUND
By mail

Mail your completed application and a check payable to the Conseco StockCar Stocks Index Fund - Direct Class to one of the addresses listed in Buying or selling shares by mail under CONTACTING THE PIT.

By bank wire

Mail your completed application to the address in Buying or selling shares by mail under CONTACTING THE PIT and wire your investment to:

 ABA#031201467
 Credit to:

Declaration Service Company
Account #201422469583
 Further credit to:
 * Conseco StockCar Stocks Index Fund - Direct Class
 * Your account name

REFUELING
Important Information about Buying Fund Shares

* You pay for your shares at the price quoted in the next daily price calculation after we receive your purchase order.

* You must make your initial purchase by mail or wire.

* We can only accept checks in U.S. dollars drawn on U.S. funds.

* We may charge a fee on purchase checks that do not clear.

* To ensure that all checks have cleared, we do not allow investors to sell shares purchased by check until they have owned the shares at least 15 days.

* We reserve the right to cancel any purchase order.

                        PAYING FOR SHAREHOLDER SERVICES

The Fund has adopted a 12b-1 service plan to compensate Conseco Equity Sales, Inc., the principal underwriter, for distributing fund shares and servicing shareholder accounts. The fund pays ongoing fees of up to 0.25% of average daily net assets. This will increase the cost of your investment and reduce its return.

CHECKERED FLAG
IMPORTANT INFORMATION ABOUT SELLING FUND SHARES
If you sell by phone

* Neither the Fund nor its transfer agent is responsible for verifying whether a telephoned sales order is genuine. We do, however, protect you with these safeguards:
   - We record telephone orders.
   - We require callers to provide specific identifying information.
   - We send written confirmation of your order within five days.

* You cannot place orders by phone if you have rejected the telephone privilege on your account application.

If you sell by mail

Send your request to the address in Buying or selling shares by mail under Contacting the Pit.

Information required on all sale requests

* Include your account number, your account's name and your Social Security or taxpayer identification number with your sales request.

* State either the number of shares you wish to sell or the amount you wish to receive from the sale.

* We require a signature guarantee for sales of Fund shares totaling $10,000 or more. You can obtain a signature guarantee from most financial institutions, such as banks, broker/dealers, credit unions and savings associations, but not from a notary public.

Calculating the proceeds from your sale

* We sell your shares at the next share price calculated after we receive your request.

Receiving the proceeds from your sale

* You should receive a check for the net proceeds of your sale within seven business days. We may, however, delay payment if your original purchase check has not cleared.

* We will mail the check for the proceeds of the sale of your shares to the address listed on your account application.

* Under extraordinary circumstances specified by law we may temporarily suspend payment.


BACK COVER

More information on the Fund is available free upon request.

SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about the fund and its policies.

TO OBTAIN A SHAREHOLDER REPORT, STATEMENT OF ADDITIONAL INFORMATION OR OTHER INFORMATION FREE OF CHARGE, CONTACT US:

by telephone:
 800-494-2755

by mail:
 Conseco StockCar Stocks Index Fund
 c/o Declaration Service Company
 555 North Lane, Suite 6160
 Conshohocken, PA 19428

on the Internet:

You can view text-only versions of the prospectus and other Fund details online or download them from:

SEC
HTTP://WWW.SEC.GOV

Conseco StockCar Stocks Mutual Fund, Inc.
HTTP://WWW.STOCKCARSTOCKS.COM

You can review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Call the SEC at 1-202-942-8090 for further details. The SEC will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public Reference Section of the SEC
Washington, DC 20549-6009

Conseco StockCar Stocks Index Fund
Registration Number: 811-8791

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                   CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                           ADVISOR AND DIRECT SHARES
                           -------------------------

                                  MAY 12, 2000


This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco StockCar Stocks Mutual Fund, Inc. (the "Company") and a single series of shares, the Conseco StockCar Stocks Index Fund (the "Fund"). It should be read in conjunction with the Fund's Advisor Class prospectus and Direct Class prospectus (the "Prospectuses"), each one dated May 12, 2000. You may obtain a copy by contacting the Company's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-494-2755.


                               TABLE OF CONTENTS

GENERAL INFORMATION

INVESTMENT RESTRICTIONS

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

PORTFOLIO TURNOVER

INVESTMENT PERFORMANCE

SECURITIES TRANSACTIONS

MANAGEMENT

FUND EXPENSES

DISTRIBUTION ARRANGEMENTS

PURCHASE, REDEMPTION AND PRICING OF SHARES

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

TAXES

GENERAL INFORMATION

The Company was incorporated in Maryland on May 18, 1998. The Company is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Company is a "series" type of mutual fund which may issue separate series of shares, each of which may represent a separate portfolio of investments. The Fund offers two classes of shares. This SAI relates to Advisor Class shares and Direct Class shares of the Fund. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser" or "CCM") serves as the Company's investment adviser.

The Company is managed by a Board of Directors which approves all significant agreements between the Company and the persons and companies that furnish services to the Company, including agreements with the Company's custodian, transfer agent, investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Adviser.

There is no assurance that the Fund will achieve its investment objectives.

INVESTMENT RESTRICTIONS

The Company has adopted the following policies relating to the investment of assets of the Fund, and its activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the affected Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

CONSECO STOCKCAR STOCKS INDEX FUND

The Fund may not (except as noted):

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

5.   Make margin purchases or short sales of securities;

6. Invest in companies for the purpose of management or the exercise of control;

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements);

8. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser or Distributor;

9. Invest in oil, gas or other mineral exploration or development programs, or marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate loans or real estate limited partnerships, or invest in marketable securities of companies that invest in real estate or interests in real estate;

11. Engage in the writing of put and call options, except that the Fund may write (i.e. sell) covered put and call options, and may purchase put and call options, on the equity securities of companies included in the Index and on the Index itself. The Fund may enter into these transactions so long as the value of the underlying securities on which such options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets;

12.  Purchase warrants on securities;

13.  Issue senior securities;

14.  Invest in commodities or in commodities futures or options;

15. Invest more than 5% of its assets (value at time of investment) in securities of issuers that are not included in the Conseco StockCar Stocks Index, except that the Fund may invest up to 25% of its average net assets in other securities for temporary liquidity purposes; or

16. Invest more than 25% of its assets (valued at time of investment) in securities of issuers that are in the same industry.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as non-fundamental with respect to the Conseco StockCar Stocks Index Fund and may be changed by the Company's Board of Directors ("Board") without shareholder approval.

The Fund may not:

1. Invest more than 5% of its net assets (valued at the time of investment) in preferred stock;

2. Invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable;

3. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization;

4. Purchase more than 3% of the voting securities of any one investment company nor invest more than 5% of the Funds assets (valued at time of investment) in all investment company securities purchase by the Fund;

5. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

6. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts; or

7. Invest more than 25% of its net assets in any one or more of the following investments: cash, money market instruments, debt securities and/or repurchase agreements.


8. After April 28, 2000, the Fund may not invest in the securities of Conseco, Inc. or any of its affiliates.


DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The investment objectives of the Fund are not fundamental. Unless otherwise noted, investment policies and practices described in this SAI are not fundamental, meaning that the Company's Board of Directors ("Board") may change them without shareholder approval.

The Fund is a diversified Fund, meaning that the Fund limits the amount of its assets invested in any one issuer and/or in any one industry, thereby reducing the risk of loss incurred by that issuer or industry.

The normally will invest at least 95% of its total net assets in the common stock of companies listed on the Conseco StockCar Stocks Index/TM/, in approximately the same percentage as each company represents in the Index. Because the Index is itself highly diverse, the Adviser does not anticipate any diversification problems resulting from the Fund's investment policy.


To own all the stocks in Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of September 30, 1999, it had $4.9 million.) Until the Fund reaches that investment level, we may buy a selection of stocks - and other securities - chosen to track the Index as closely as possible. During this startup investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

For liquidity purposes, the Fund may invest up to 5% of its net assets in other securities.

The Fund seeks GROWTH OF CAPITAL and CURRENT INCOME by investing in the companies of the CONSECO STOCKCAR STOCKS INDEX. The Fund aims to increase the value of your investment in two ways: through an increase in the price of the stocks the Fund invests in (that is known as GROWTH OF CAPITAL) and passing along the dividends paid by the companies that the Fund invests in (that is CURRENT INCOME).


The primary investments of the Fund are listed in the Fund's prospectus. The following are additional securities that the Fund may invest in; and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON STOCK

The Fund may invest in the common stock of the companies comprising the Index. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. Under normal circumstances, the Fund will invest at least 95% of its net assets in the common stock of companies comprising the Index. This is a fundamental policy of the Fund, and may not be changed without a vote of the majority of the outstanding shares of the Fund.

FOREIGN SECURITIES

If a foreign company is included in the Index, the Fund will invest in the common stock of that company in the form of American Depository Receipts (ADRs). ADRs typically are issued by a U.S. bank or Trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. There is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar. Further, if a foreign issuer is a member of the Index, the Fund will be obligated to invest in such security, even through the country of the issuer's domicile might not be considered by the Adviser to be friendly or stable.

Additional Description of Securities and Investment Techniques

For liquidity purposes only, the Fund may invest up to 5% of its assets, in the aggregate, in the following securities. The Fund will not invest in such securities for temporary or defensive purposes. You should be aware that any investment in securities not included in the Index will cause the performance of the Fund to vary from that of the Index.

OTHER REGISTERED INVESTMENT COMPANIES

The Fund may invest in securities issued by other unaffiliated registered investment companies ("mutual funds") to maintain liquidity. Such mutual funds may include money market funds. An unaffiliated mutual fund means that the fund is not part of the Conseco StockCar Stocks family of funds. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's Advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may investment in other mutual funds to the extent that such investments do not exceed 5% of the Fund's net assets and/or 3% of any on investment company's outstanding securities.

DEBT SECURITIES

The Fund may invest in U.S. Government debt securities, including Treasury Bills and short-term notes, to maintain liquidity. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will not invest more that 5% of its net assets in such securities, and will not invest in any such security with a maturity in excess of one year.

PREFERRED STOCK

The Fund may invest in the preferred stock of the companies that comprise the Index, when the Adviser believes that such investments will help the Fund achieve its investment objective of current income without substantially and negatively affecting the Fund's investment objective of capital growth. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issue's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating. Finally, preferred stock is not included in the Index, so any investment in such stock will cause the performance of the Fund to vary from that of the index. For these reasons, the Fund will not invest more than 5% of its net assets in preferred stock.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker- dealers, banks and other financial institutions to maintain liquidity, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities form the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy, and will not invest more than 25% of its net assets in such transactions.

FUTURES AND OPTIONS ON EQUITY SECURITIES AND THE INDEX

The Fund may enter into futures contracts relating to the equity securities of companies included in the Index, may write (i.e. sell) covered put and call options on such securities and on the Index, and may purchase put and call on such equity securities and on the Index. Such options can include long- term options with durations of up to three years. Although not normally anticipated to be widely employed, the Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which such options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contract does not exceed ten percent (10%) of the Fund's total net assets.

Risk Factors Associated with Futures and Options. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over- the-counter markets with an active and liquid secondary market.

RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that cannot be liquidated within seven (7) days at the approximate price at which the Fund has valued the instrument. Also, the sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, due to their lack of a ready market, the Fund will not invest in such securities in excess of the limits set forth above. You should be aware that in the event that more than 15% of the Index is comprised of companies considered to be illiquid, the Fund will be unable to precisely match its investments to the percentages contained in the Index and that inability may pose additional risks to the Fund, including the risk that the performance of the Fund will vary from that of the Index.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase securities of companies comprising the Index on a when-issued basis, and it may purchase or sell such securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high- grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

STANDARD AND POOR'S DEPOSITORY RECEIPTS (SPDRS)

The Fund may purchase securities that represent ownership in long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

PORTFOLIO TURNOVER


The Fund does not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year. The following is the Fund's portfolio turnover rate for the fiscal year ended September, 1999:

FUND NAME                               YEAR ENDED 1999
----------------------------------      ---------------
Conseco StockCar Stocks Index Fund*          6.60%

* Because the Fund's inception date was October 1, 1998, there is no portfolio turnover rate for 1998.

THE CONSECO STOCKCAR STOCKS INDEX

Information on the Conseco StockCar Stocks Index (the "Index") is set forth in the prospectus. This section contains additional information concerning the Index

The Adviser has determined that a company is a sponsor of NASCAR (R), and is therefore eligible for inclusion in the Index, only if it meets one or more of the following criteria:

(1) PRIMARY CAR SPONSORS are those companies that are the lead sponsor for each of the approximately 45 cars that participate in the Winston Cup (R) Series. Primary Car Sponsors generally can be distinguished from other car sponsors because the Company logo will appear on the hood of the car it sponsors. A list of all Primary race Sponsors is published annually by NASCAR (R), usually in December, for the following year's racing.

(2) LEAD RACE SPONSORS are those companies identified each year by NASCAR (R) as the lead company sponsoring one or more of the 34 annual Winston Car (R) series races. A list of all Lead race Sponsors is published annually by NASCAR(R), usually in December, for the following year's racing.

(3) MAJOR PRODUCT SPONSORS are those companies that provide critical and necessary products to the approximately 45 cars and teams that participate in the Winston Cup (R) Series. The Adviser has determined that such critical and necessary products are limited to tires, gasoline and beverages for the teams.

A company will also qualify for inclusion in the Index if it derives revenues from NASCAR (R) sanctioned racing events at the Winston Cup (R) Level. The Adviser has determined that a company derives revenue from NASCAR(R), and is therefore eligible for inclusion in the Index, only if it meets one or more of the following criteria:

(1) It is a company that has an ownership interest in one or more of the race tracks that host the 32 annual Winston Cup (R) races.

(2)  It is a company that produces souvenirs or memorabilia for the Winston Cup
     (R) Series under a licensing agreement with NASCAR (R).

(3) It is a company that broadcasts Winston Cup (R) Series races on television, radio or the Internet under an agreement with NASCAR (R).

There are no minimum limits on the amount or percentage of total company revenue that must be derived from one of the above-described activities to qualify a company for inclusion in the Index. However, in order to minimize the risk of liquidity problems for the Fund in purchasing such otherwise eligible companies, the Adviser has determined that a company must have at least $100 million in market capitalization in order to be included in the Index, and must maintain at least $50 million in market capitalization to stay in the Index.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. Each class of the Fund may advertise investment performance figures, including yield. Each class' yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((A-B/CD)+1)6-1]

Where:

A = the dividends and interest earned during the period.

B = the expenses accrued for the period (net of reimbursements, if any).

C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

D = the maximum offering price per share on the last day of the period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. The Fund may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P(1+T)n=ERV

Where:

P = a hypothetical initial payment of $1,000.

T = the average annual total return.

n = the number of years.

ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The total return for Advisor shares of the Fund will assume the maximum applicable sales charge is deducted at the times, in the amounts, and under the terms disclosed in the Fund's Prospectus. The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.


                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED SEPTEMBER 30, 1999

                         FUND                             ONE YEAR
                         ----                             --------
          Conseco StockCar Stocks Index Fund
            Direct Class.........................          18.93%


Because the Advisor Class has not completed a full fiscal year, it does not have performance to report.


NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return for Advisor and Direct shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges, if any, into account may be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Fund may advertise its performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. A description of an index which may be used is listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Fund to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by the Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker- dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of the Fund in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Fund and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

MANAGEMENT
THE ADVISER

Conseco Capital Management, Inc., the Adviser, provides investment advice and, in general, supervises the Company's management and investment program, furnishes office space, prepares reports for the Fund, and pays all compensation of officers and Board of Directors of the Company who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Board of Directors of the Company. The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1999, the Adviser managed in excess of $34 billion in assets.


The Investment Advisory Agreement, dated April 28, 2000, between the Adviser and the Company provides that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreement provides that the Adviser is not protected against any liability to the Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement or the violation of any applicable law.


Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.65% of the average daily net asset value of the Fund.

The Adviser has contractually agreed to waive it management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50% of the Fund's average daily net assets until April 30, 2002. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. The Adviser will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay the Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

This contractual arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

The Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.

Prior to April 28, 2000, the Adviser to the Fund was StockCar Stocks Advisors, LLC, a North Carolina limited liability company. For advisory services provided to the Fund for the Fund's fiscal year ending September 30, 1999, StockCar Stocks Advisor, LLC was paid total advisory fees of $11,599.

OTHER SERVICE PROVIDERS


THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Company pursuant to an Administration Agreement dated April 28, 2000. Under that agreement, the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.


For providing these services, the Administrator receives a fee from the Fund at an annual rate of 0.40% per annum for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the Fund's average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Fund. See "The Adviser" above regarding the Administrator's contractual arrangement to waive its fees and/or reimburse Fund expenses.

For the fiscal year ended September 30, 1999 Stockcar Stocks Advisor, LLC served the Fund under an Operating Services Agreement. Under the terms of the Operating Services Agreement, StockCar Stocks Advisor, LLC provided or arranged to provide accounting, administrative, legal, dividend disbursing, transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and record keeping services. For the services rendered, StockCar Stocks Advisors, LLC received $18,821.

CUSTODIAN. First Union National Bank, 1345 Chestnut Street, Philadelphia PA 19101, acts as custodian for the Fund. As such, First Union National Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. First Union does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENCY SERVICES. Declaration Services Company acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser, dated August 15, 1998. Under the agreement, Declaration Services Company is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser shall pay Declaration Service Company an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.



INDEPENDENT ACCOUNTANTS/AUDITORS. After April 28, 2000, PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002 will serve as the Company's independent accountant.

Prior to April 28, 2000, Tait Weller & Baker, 8 Penn Center, Philadelphia, PA served as the Fund's independent accountant.

BOARD OF DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company decide upon matters of general policy for the Company. In addition, the Board of Directors review the actions of the Adviser, as set forth in "Management." The Company's officers supervise the daily business operations of the Company. The Board of Directors and officers of the Company, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

    NAME, ADDRESS                 POSITION HELD            PRINCIPAL OCCUPATION(S)
       AND AGE                    WITH COMPANY              DURING PAST 5 YEARS
    -------------                 ------------              -------------------
William P. Daves, Jr. (74)    Chairman of the      Consultant to insurance and healthcare
5723 Trail Meadow             Board, Director      industries. Director, President and
Dallas, TX 75230                                   Chief Executive Officer, FFG
                                                   Insurance Co. Chairman of the Board
                                                   and Trustee of  other mutual funds
                                                   managed by the Adviser.

Maxwell E. Bublitz* (44)      President and        Chartered Financial Analyst. President
11825 N. Pennsylvania St.     Director             and Director, Adviser. Previously,
Carmel, IN 46032                                   Senior Vice President, Adviser.
                                                   President and Trustee of other mutual
                                                   funds managed by the Adviser.

Gregory J. Hahn* (39)         Vice President for   Chartered Financial Analyst. Senior
11825 N. Pennsylvania St.     Investments          Vice President, Adviser. Portfolio
Carmel, IN 46032                                   Manager of the fixed income portion of
                                                   Balanced and Fixed Income Funds.
                                                   Trustee and portfolio manager of other
                                                   mutual funds managed by the Adviser.

Harold W. Hartley (76)        Director             Retired. Chartered Financial Analyst.
502 Canal Cove Court                               Previously, Executive Vice President,
Ft. Myers Beach, Fl 33931                          Tenneco Financial Services, Inc.
                                                   Trustee of other mutual funds managed
                                                   by the Adviser. Director, Ennis
                                                   Business Forms, Inc.

Dr. R. Jan LeCroy (68)        Director             Retired.  President, Dallas Citizens
841 Liberty                                        Council.  Trustee of other mutual funds
Dallas, TX 75204                                   managed by the Adviser.  Director,
                                                   Southwest Securities Group, Inc.

Dr. Jesse H. Parrish (72)     Director             Former President, Midland College.
2805 Sentinel                                      Higher Education Consultant.  Trustee
Midland, TX 79701                                  of other mutual funds managed by the
                                                   Adviser.



    NAME, ADDRESS                 POSITION HELD            PRINCIPAL OCCUPATION(S)
       AND AGE                    WITH COMPANY              DURING PAST 5 YEARS
    -------------                 ------------              -------------------
William P. Kovacs (54)        Vice President       Vice President, Senior Counsel,
11825 N. Pennsylvania St.     and Secretary        Secretary, Chief Compliance Officer
Carmel, IN 46032                                   and Director of Adviser.  Vice
                                                   President, Senior Counsel, Secretary
                                                   and Director, Conseco Equity Sales,
                                                   Inc. Vice President and Secretary of
                                                   other mutual funds managed by the
                                                   Adviser.  Previously, Associate
                                                   Counsel, Vice President and Assistant
                                                   Secretary, Kemper Financial Services,
                                                   Inc. (1989-1996); previous to Of
                                                   Counsel, Rudnick & Wolfe (1997-
                                                   1998); previous to Of Counsel, Shefsky
                                                   & Froelich (1998).

James S. Adams (40)           Treasurer            Senior Vice President, Bankers
11815 N. Pennsylvania St.                          National, Great American Reserve.
Carmel, IN 46032                                   Senior Vice President, Treasurer, and
                                                   Director, Conseco Equity Sales, Inc.
                                                   Senior Vice President and Treasurer,
                                                   Conseco Services, LLC.  Treasurer of
                                                   other mutual funds managed by the
                                                   Adviser.

William T. Devanney, Jr.(44)  Vice President       Senior Vice President, Corporate
11815 N. Pennsylvania St.     Corporate Taxes      Taxes, Bankers National and Great
Carmel, IN 46032                                   American Reserve.  Senior Vice President,
                                                   Corporate Taxes, Conseco Equity
                                                   Sales, Inc. and Conseco Services LLC.
                                                   Vice President of other mutual funds
                                                   managed by the Adviser.

David N. Walthall (54)        Director             Principal, Walthall Asset
1 Galleria Tower, Suite 1050                       Management.  Former President, Chief
13355 Noel Road                                    Executive Officer and Director of Lyrick
Dallas, TX 75240                                   Corporation.  Formerly, President and
                                                   CEO, Heritage Media Corporation.
                                                   Formerly, Director, Eagle National
                                                   Bank.  Trustee of other mutual funds
                                                   managed by the Adviser.

__________________

* The Director so indicated is an "interested person," as defined in the 1940 Act, of the Company due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Director for the fiscal year ending September 30, 1999. In addition to Conseco StockCar Stocks Mutual Fund, Inc., the Trust complex consists of Conseco Fund Group, Conseco Series Trust and Conseco Strategic Income Fund.

                               COMPENSATION TABLE

                                                            TOTAL COMPENSATION FROM
                                     AGGREGATE            INVESTMENT COMPANIES IN THE
                                    COMPENSATION                     COMPANY
NAME OF PERSON, POSITION          FROM THE COMPANY         COMPLEX PAID TO DIRECTORS
------------------------          ----------------         -------------------------
William P. Daves, Jr .............        $0                       $24,000
                                                                     (12)

Harold W. Hartley ................        $0                       $24,000
                                                                     (12)

Dr. R. Jan LeCroy ................        $0                       $24,000
                                                                     (12)

Dr. Jesse H. Parrish .............        $0                       $24,000
                                                                     (12)

David N. Walthall ................        $0                       $24,000

__________________

The Directors and officers of the Company, as a group, own less than 1% of the Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of the Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

FUND EXPENSES

The Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent;
(iii) expenditures in connection with meetings of shareholders and Directors;
(iv) compensation and expenses of Directors who are not interested persons of the Company; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders;
(vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS


Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, dated April 28, 2000. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Directors who are not "interested persons" of the Company (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of the Fund.

Prior to March 31, 2000, Declaration Distributors, Inc. acted as Distributor of the Fund. The following is information about the compensation received by the Distributor with respect to the Fund for the fiscal year ended September 30, 1999.

DISTRIBUTION AND SERVICE PLAN

As noted in the Fund's Prospectus, each Share Class of the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges (the "Plans").

Pursuant to the Plans, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments up to 0.25% per annum of its average daily net assets of each Share Class to the Adviser, Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to each class of shares.

Pursuant to the Plans, the Distributor is paid a monthly fee equal to 0.25% per annum of average net assets of each share class for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of the prospectuses and reports used for sales purposes, preparation and distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Distributor for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plans have been approved by the Funds' Board of Directors, including all the Directors who are non-interested persons as defined in the 1940 Act, and by the shareholders of each of the Fund's share classes. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent or distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

PURCHASE, REDEMPTION AND PRICING OF SHARES
SHARE PRICES AND NET ASSET VALUE

The Fund's shares are bought or sold at a price that is the Fund's net asset value (NAV) per share. The NAV per share is determined for each class of shares for the Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each business day by dividing the value of the Fund's net assets attributable to a class (the class's pro rata share of the value of the Fund's assets minus the class's pro rata share of the value of the Fund's liabilities) by the number of shares of that class outstanding.

The assets of the Fund are valued as follows: Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty
(60) days or less are valued at amortized cost.

WAIVER OF ADVISOR CLASS INITIAL SALES CHARGE

No sales charge is imposed on sales of Advisor Class shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:


* by current or retired officers, directors or employees (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of the Trust, Conseco and its affiliates and the Transfer Agent;


* by any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

* by an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

* by brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

* by employees and registered representatives (and their parents, grandparents, spouses and minor children) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, grandparents, spouse or minor children);

* by any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Advisor Class is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

* by one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between the Distributor and such group;

* (i) through an investment adviser who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or (ii) by an investment adviser for its own account or for a bona fide advisory account over which the investment adviser has investment discretion;

* through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Fund to realize certain economies of scale;

* through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

* by purchasers in connection with investments related to a bona fide medical savings account; or

* by an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party, (b) purchased by the reinvestment of loan repayments by participants in retirement plans, (c) purchased by the reinvestment of dividends or other distributions from the Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Adviser or any of its affiliates that is subject to the exchange privilege described below); the purchaser must certify to the Distributor at the time of purchase that the purchaser is a prior load investor.

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

Shareholders of the Fund are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of the directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when required in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's by-laws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director of directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

Each issued and outstanding share of each class of the Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of the Fund have no preference, preemptive or similar rights, and are freely transferable.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Directors, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of the Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Amended and Restated Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Articles of Incorporation protects a Director against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


CODE OF ETHICS

Under CCM's personal securities trading policy (the "Policy"), CCM employees must preclear personal transactions in securities not exempt under the Policy. In addition, CCM employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. CCM access persons, including portfolio managers and investment personnel, who comply with the Policy's preclearance and disclosure procedures, and the requirements of the Policy, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manager or for which they otherwise provide investment advice.

TAXES
GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of the Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

The Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended September 30, 1999 are incorporated herein by reference to the Fund's annual report to shareholders.

                   CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

   (a) Articles of Incorporation:
       -- Articles of Incorporation, incorporated herein by reference to Exhibit
          No. 1 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1 (File No. 333-53683) filed on September 2, 1998; Amended and Restated Articles of Incorporation. Filed herewith.

   (b) Bylaws
       -- By-Laws, incorporated herein by reference to Exhibit No. 2 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1 (File No. 333-53683) filed on September 2, 1998; Amended and Restated By-Laws.

   (c) Instruments Defining Rights of Security Holders
       -- Not Applicable.

   (d) Investment Advisory Contracts
       -- Investment Advisory Agreements, incorporated by reference to Exhibit
          No. 5 to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.
       -- Investment Advisory Agreements between Conseco Capital Management,
          Inc. and Conseco StockCar Stocks Mutual Fund, Inc. Filed herewith.

   (e) Underwriting Contracts
       -- Underwriting Contracts, incorporated by reference to Pre-Effective
          Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998
       -- Principal Underwriting Agreement between Conseco Equity Sales, Inc.
          and Conseco StockCar Stocks Mutual Fund, Inc. Filed herewith.

   (f) Bonus or Profit Sharing Contracts
       -- Not Applicable.

   (g) Custodian Agreements
       -- Custodian Agreement, incorporated by reference to Pre-Effective
          Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.

   (h) Other Material Contracts
       -- Operating Services Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.
       -- Investment Services Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.
       -- Administration Agreement between Conseco StockCar Stocks Mutual Fund,
          Inc. and Conseco Services, LLC. Filed herewith.

   (i) Legal Opinion
       -- Consent and Opinion of Counsel. Filed herewith.

   (j) Consent of Independent Accountants
       -- Filed herewith.

   (k) Omitted Financial Statements
       -- Not Applicable.

   (i) Letter of Intent
       -- Not Applicable.

   (m) Rule 12b-1 Plan
       -- Rule 12b-1 Plan , incorporated by reference to Post-Effective
          Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-53683) filed on June 9, 1999.
       -- Rule 12b-1 Plan. Filed herewith.

   (n) Financial Data Schedule.
       -- None

   (o) Form of Rule 18f-3 Plan
       -- Filed herewith.

   (p) Code of Ethics
       -- Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following information concerns the principal companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

CONSECO, INC. (Indiana) - (publicly traded)
 Conseco Capital Management, Inc. (Delaware)
 Marketing Distribution Systems Consulting Group, Inc. (Delaware)
   MDS of New Jersey, Inc. (New Jersey)
 Conseco Equity Sales, Inc. (Texas)
 Conseco Risk Management, Inc. (Indiana)
 Conseco Mortgage Capital, Inc. (Delaware)
 Conseco Group Risk Management Company (Mississippi)
 Conseco Finance (Delaware)
   CIHC, Incorporated (Delaware)
   Conseco Services, LLC (Indiana)
   Conseco Marketing, LLC (Indiana)
 Conseco Securities, Inc. (Delaware)
 Bankers National Life Insurance Company (Texas)
   National Fidelity Life Insurance Company (Missouri)
   Bankers Life Insurance Company of Illinois (Illinois)
   Bankers Life & Casualty Company (Illinois)
     Certified Life Insurance Company (Illinois)
 Jefferson National Life Insurance Company of Texas (Texas)
     Conseco Direct Life Insurance Company (Pennsylvania)
     Conseco Annuity Assurance Company (Illinois)
       Vulcan Life Insurance Company (Indiana)
     Conseco Senior Health Insurance Company (Pennsylvania)

       Continental Life Insurance Company (Texas)
       United General Life Insurance Company (Texas)
       Conseco Life Insurance Company of New York (New York)
     Conseco Variable Insurance Company (Texas)
     Providential Life Insurance Company (Arkansas)
     Washington National Corporation (Delaware)
       Washington National Insurance Company (Illinois)
       United Presidential Corporation (Indiana)
         United Presidential Life Insurance Company (Indiana)
 Wabash Life Insurance Company (Kentucky)
       Conseco Life Insurance Company (Indiana)
 Lincoln American Life Insurance Company (Tennessee)
       Pioneer Financial Services, Inc.  (Delaware)
     Geneva International Insurance Company, Inc. (Turks and Caicos Islands) Pioneer Life Insurance Company (Illinois)
       Health and Life Insurance Company of America (Illinois)
       Manhattan National Life Insurance Company (Illinois)
         Conseco Medical Insurance Company (Illinois)
 Capital American Financial Corporation (Ohio)
   Conseco Health Insurance Company (Arizona)
   Frontier National Life Insurance Company (Ohio)
 Consumer Acceptance Corporation (Indiana)
     General Acceptance Corporation (Indiana)
     NAL Financial Group, Inc. (Delaware)
 Conseco Series Trust (Massachusetts)*
 Conseco Fund Group (Massachusetts) (publicly held)**
 Conseco Strategic Income Fund (Massachusetts) (publicly held) ***


* The shares of Conseco Series Trust currently are sold to insurance separate accounts, both affiliated and unaffiliated.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 35% of its shares.

*** The shares of the Conseco Strategic Income Fund, a closed-end management investment company, are traded on the New York Stock Exchange.

ITEM 25. INDEMNIFICATION

         Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.
         The principal officers and directors of Conseco Capital Management, Inc. are as follows:

         Maxwell E. Bublitz, CEO, President and Director; Senior Vice President of Conseco, Inc.; President and Trustee of Conseco Fund Group; President and Trustee of Conseco Strategic Income Fund; President and Trustee of Conseco Series Trust.

         Gregory J. Hahn, Senior Vice President, Portfolio Analytics; Trustee of Conseco Fund Group; Trustee of Conseco Strategic Income Fund.

         Thomas A. Meyers, Senior Vice President, Director of Marketing

         Thomas J. Pence, Senior Vice President

         William P. Kovacs, Senior Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Fund Group; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco Series Trust; Vice President and Secretary Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Securities, Inc.

         Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER

         Conseco Equity Sales, Inc. will serve as the Registrant's Principal Underwriter.

         The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each

NAME AND PRINCIPAL           POSITIONS AND OFFICES                    POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH PRINCIPAL UNDERWRITER              WITH REGISTRANT
----------------              --------------------------              ---------------
L. Gregory Gloeckner         President                               None

William P. Kovacs            Vice President, Senior Counsel,         Vice President and Secretary
                             Secretary, and Director

James S. Adams               Senior Vice President, Treasurer,       Treasurer, Principal Financial
                             and Director                            and Accounting Officer

William T. Devanney, Jr.     Senior Vice President, Corporate        Vice President, Corporate Taxes
                             Taxes


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser, Conseco Capital Management, Inc., or the Custodian, Declaration Services Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania.

ITEM 29. MANAGEMENT SERVICES

         Declaration Services Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania.

ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco StockCar Stocks Mutual Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Carmel, of the State of Indiana, on the 12th day of May, 2000.

                                     CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.


                                     By:  /s/ Maxwell E. Bublitz
                                         ---------------------------------------
                                         Maxwell E. Bublitz
                                         President (Principal Executive Officer)
                                          and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                       TITLE                             DATE
---------                       -----                             ----
/s/ MAXWELL E. BUBLITZ*        President                          May 12, 2000
----------------------------   (Principal Executive Officer)
Maxwell E. Bublitz               and Trustee


/s/ WILLIAM P. DAVES, JR.*     Chairman of the Board and          May 12, 2000
----------------------------     Trustee
William P. Daves, Jr.


/s/ HAROLD W. HARTLEY*         Trustee                            May 12, 2000
----------------------------
Harold W. Hartley


/s/ DR.  R. JAN LECROY*        Trustee                            May 12, 2000
----------------------------
Dr. R. Jan LeCroy


/s/ Dr. JESSE H. PARRISH*      Trustee                            May 12, 2000
----------------------------
Dr. Jesse H. Parrish


/s/ JAMES S. ADAMS             Treasurer                          May 12, 2000
----------------------------
James S. Adams


/s/ DAVID N. WALTHALL*         Trustee                            May 12, 2000
----------------------------
David N. Walthall


* /S/  William P. Kovacs
----------------------------
  William P. Kovacs
  Attorney-in-fact



EXHIBIT
NUMBER                         EXHIBIT
(a)     Amended and Restated Articles of Incorporation - Filed herewith.

(b)     Amended and Restated By-Laws - To be filed by amendment.

(d)     Investment Advisory Agreement - Filed herewith.

(e)     Principal Underwriting Agreement - Filed herewith.

(h)     Administration Agreement - Filed herewith.

(i)     Consent and Opinion of Counsel - Filed herewith.

(j)     Consent of Independent Accountants - Filed herewith.

(m)     Rule 12b-1 Plan - Filed herewith.

(o)     Form of Rule 18f-3 Plan - Filed herewith.

(p)     Code of Ethics - Filed herewith.
